Subordinated loans - Schedule of changes in subordinated loans (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Subordinated loans [abstract]
Opening balance	€ 16,588	€ 13,724
New issuances	2,165	3,429	€ 1,859
Repayments	(2,786)	(933)	(4,646)
Exchange rate differences and other	(163)	367
Closing balance	€ 15,805	€ 16,588	€ 13,724